UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 9.0%
Denmark – 0.2%
911	Novo Nordisk A/S Class B (Pharmaceuticals)	$ 50,896

France – 0.6%
671	Air Liquide SA (Chemicals)	69,387
985	Safran SA (Aerospace & Defense)	63,811

		133,198

Germany – 0.6%
524	Bayer AG (Pharmaceuticals)	58,974
909	Beiersdorf AG (Personal Products)	83,895

		142,869

Japan – 1.0%
1,600	Hoya Corp. (Health Care Equipment & Supplies)	61,764
3,000	Kubota Corp. (Machinery)	44,340
5,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	98,983
700	Nidec Corp. (Electrical Equipment)	47,760

		252,847

Netherlands* – 0.3%
1,359	Mylan NV (Pharmaceuticals)	71,606

Swaziland – 0.4%
1,862	Wolseley PLC (Trading Companies & Distributors)	92,368

Sweden – 0.3%
2,434	Svenska Cellulosa AB SCA Class B (Household Products)	72,138

Switzerland – 0.8%
637	Novartis AG (Pharmaceuticals)	49,351
230	Syngenta AG (Chemicals)	84,689
3,558	UBS Group AG (Capital Markets)	58,797

		192,837

United Kingdom – 0.1%
1,594	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	34,822

United States – 4.7%
1,971	Abbott Laboratories (Health Care Equipment & Supplies)	74,602
389	Affiliated Managers Group, Inc.* (Capital Markets)	52,200
122	Alphabet, Inc. Class A* (Internet Software & Services)	92,885
1,052	American Tower Corp. (Real Estate Investment Trusts)	99,246
129	Biogen, Inc.* (Biotechnology)	35,225

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
593	Celgene Corp.* (Biotechnology)	$ 59,490
2,699	EMC Corp. (Computers & Peripherals)	66,854
287	FedEx Corp. (Air Freight & Logistics)	38,136
643	Honeywell International, Inc. (Aerospace & Defense)	66,358
377	Intercontinental Exchange, Inc. (Diversified Financial Services)	99,452
625	Intuit, Inc. (Software)	59,694
570	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	35,346
1,365	Northern Trust Corp. (Capital Markets)	84,739
876	PVH Corp. (Textiles, Apparel & Luxury Goods)	64,281
1,314	QUALCOMM, Inc. (Communications Equipment)	59,577
2,359	The Gap, Inc. (Specialty Retail)	58,314
1,504	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	108,844

		1,155,243

TOTAL COMMON STOCKS (Cost $2,360,173)		$ 2,198,824

Contracts	Exercise Price	Expiration Date	Value
Options Purchased – 2.0%
Options on Equities
Morgan Stanley Capital Services, Inc. Call - SPDR Gold Trust ETF
12	$108.329	03/11/16	$ 17,989
Morgan Stanley Capital Services, Inc. Call - S&P 500 Index
28	10.000	04/21/16	22,615
6	1,897.020	04/21/16	53,990

			94,594

Options on Futures

Credit Suisse International (London) Call - Eurodollar Futures
62	98.625	03/14/16	116,250
Credit Suisse International (London) Call - Eurodollar Futures
22	98.875	06/13/16	24,750
Credit Suisse International (London) Call - Eurodollar Futures
25	98.500	06/13/16	51,562
Credit Suisse International (London) Call - Eurodollar Futures
241	99.375	09/19/16	46,694
Credit Suisse International (London) Call - Eurodollar Futures
29	99.000	09/19/16	21,750
Credit Suisse International (London) Call - Eurodollar Futures
13	98.625	09/19/16	20,881
Credit Suisse International (London) Call - Eurodollar Futures
26	99.000	12/19/16	18,363
Credit Suisse International (London) Call - Eurodollar Futures
17	98.750	03/13/17	19,019
Credit Suisse International (London) Call - Eurodollar Futures
153	99.375	06/19/17	47,812
Credit Suisse International (London) Call - Eurodollar Futures
10	98.375	06/19/17	17,500

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Contracts	Exercise Price	Expiration Date	Value
Options Purchased – (continued)
Options on Futures (continued)
Credit Suisse International (London) Call - Eurodollar Futures
8	$98.125	09/18/17	$ 17,200

			401,781

TOTAL OPTIONS PURCHASED (Cost $374,518)			$ 496,375

Shares	Rate	Value
Investment Companies(a) – 83.5%
United States – 83.5%
Goldman Sachs Commodity Strategy Fund - Institutional Shares
43,405	N/A	$ 437,951
Goldman Sachs Financial Square Government Fund - FST Shares
9,809,544	0.232%	9,809,544
Goldman Sachs Fixed Income Macro Strategies Fund - Institutional Shares
285,408	N/A	2,520,155
Goldman Sachs High Yield Fund - Institutional Shares
343,651	N/A	2,034,416
Goldman Sachs Inflation Protected Securities Fund - Institutional Shares
144,841	N/A	1,484,623
Goldman Sachs International Real Estate Securities Fund - Institutional Shares
150,599	N/A	846,363
Goldman Sachs Long Short Fund - Institutional Shares
270,971	N/A	2,411,641
Goldman Sachs Real Estate Securities Fund - Institutional Shares
44,070	N/A	849,234

TOTAL INVESTMENT COMPANIES (Cost $21,174,246)		$20,393,927

TOTAL INVESTMENTS – 94.5% (Cost $23,908,937)		$23,089,126

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.5%		1,347,947

NET ASSETS – 100.0%		$24,437,073

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents Affiliated Funds.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	9,963	CHF	10,000	$9,781	03/16/16	$182
	USD	185,956	JPY	22,000,000	181,925	03/16/16	4,031
	USD	8,308	KRW	10,000,000	8,264	03/16/16	43
	USD	6,614	NZD	10,000	6,458	03/16/16	157
BNP Paribas SA	USD	7,422	PLN	30,000	7,347	03/16/16	75
	USD	376,377	TWD	12,300,000	367,018	03/16/16	9,359
Credit Suisse International (London)	IDR	5,462,360,000	USD	392,437	397,753	02/25/16	5,315
Deutsche Bank AG (London)	HUF	2,540,000	USD	8,831	8,835	02/24/16	4
	NOK	60,000	USD	6,883	6,910	02/24/16	27
	SEK	80,000	USD	9,302	9,326	02/24/16	25
	USD	90,678	NZD	140,000	90,529	02/24/16	149
	USD	128,389	SEK	1,100,000	128,235	02/24/16	154
HSBC Bank PLC	CAD	40,000	USD	28,231	28,553	02/24/16	323
	GBP	10,000	USD	14,238	14,249	02/24/16	11
	NOK	100,000	USD	11,510	11,516	02/24/16	6
	TRY	790,000	USD	260,017	265,531	02/24/16	5,514
	USD	21,696	EUR	20,000	21,678	02/24/16	18
JPMorgan Chase Bank (London)	COP	594,000,000	USD	179,131	180,056	03/16/16	925
	RUB	500,000	USD	6,356	6,545	03/16/16	190
Morgan Stanley & Co. International PLC	CAD	270,000	USD	188,984	192,735	03/16/16	3,750
	CNY	20,000	USD	3,011	3,017	03/16/16	5
	EUR	20,000	USD	21,658	21,678	02/24/16	20
	MYR	50,000	USD	11,625	12,074	02/25/16	448
	PLN	30,000	USD	7,263	7,347	03/16/16	84
	TWD	4,200,000	USD	124,703	125,323	03/16/16	620
	USD	190,049	AUD	260,000	183,609	03/16/16	6,440
	USD	263,037	CHF	260,000	254,304	03/16/16	8,733
	USD	365,625	CNY	2,380,000	358,971	03/16/16	6,655
	USD	15,813	CZK	390,000	15,642	02/24/16	170
	USD	185,299	EUR	170,000	184,382	03/16/16	917
	USD	185,605	JPY	22,000,000	181,925	03/16/16	3,680
	USD	126,183	NZD	190,000	122,696	03/16/16	3,487
Royal Bank of Scotland PLC	AUD	20,000	USD	13,937	14,139	02/24/16	202
	BRL	40,000	USD	9,630	9,929	02/25/16	299
	CZK	260,000	USD	10,422	10,428	02/24/16	6
	NOK	120,000	USD	13,735	13,819	02/24/16	84
	PHP	8,770,000	USD	182,594	183,078	02/26/16	484
	USD	14,328	GBP	10,000	14,249	02/24/16	79
Societe Generale SA	SGD	10,000	USD	6,997	7,017	02/24/16	20
	USD	32,665	EUR	30,000	32,517	02/24/16	148
	USD	1,328	KRW	1,590,000	1,315	02/25/16	13
	USD	39,724	TWD	1,330,000	39,704	02/25/16	20
Standard Chartered Bank	USD	180,670	COP	572,000,000	173,388	03/16/16	7,282
State Street Bank and Trust	IDR	90,000,000	USD	6,300	6,525	03/16/16	225
	PHP	800,000	USD	16,681	16,700	02/26/16	20
	SGD	40,000	USD	28,012	28,066	02/24/16	54
	USD	9,834	CHF	10,000	9,771	02/24/16	63
	USD	8,832	CZK	220,000	8,824	02/24/16	8
	USD	401,304	GBP	280,000	398,983	02/24/16	2,321
	USD	7,436	INR	500,000	7,311	03/16/16	125
	USD	214,063	KRW	256,460,000	212,065	02/25/16	1,998

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

UBS AG (London)	AUD	10,000	USD	6,922	$7,062	03/16/16	$140
	GBP	130,000	USD	185,046	185,252	03/16/16	207
	IDR	2,520,000,000	USD	178,344	182,701	03/16/16	4,357
	JPY	46,000,000	USD	375,940	380,389	03/16/16	4,449
	USD	305,922	CHF	310,000	302,900	02/24/16	3,022
	USD	171,414	CHF	170,000	166,276	03/16/16	5,138
	USD	186,523	GBP	125,000	178,127	03/16/16	8,395
	USD	186,301	JPY	22,000,000	181,925	03/16/16	4,375
	USD	129,157	KRW	150,000,000	123,964	03/16/16	5,193
	USD	97,477	NZD	150,000	96,996	02/24/16	481
	USD	181,916	NZD	280,000	180,815	03/16/16	1,100
	USD	184,131	SEK	1,575,000	183,754	03/16/16	377

TOTAL							$112,202

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	SEK	1,575,000	USD	185,039	$183,754	03/16/16	$(1,284)
Barclays Bank PLC	COP	22,000,000	USD	6,722	6,669	03/16/16	(53)
	PLN	30,000	USD	7,425	7,347	03/16/16	(78)
	RUB	500,000	USD	6,588	6,545	03/16/16	(42)
	USD	4,474	CNY	30,000	4,525	03/16/16	(51)
	USD	6,316	IDR	90,000,000	6,525	03/16/16	(209)
Deutsche Bank AG (London)	JPY	4,100,000	USD	34,610	33,880	02/24/16	(730)
	USD	63,222	AUD	90,000	63,627	02/24/16	(405)
	USD	6,977	AUD	10,000	7,062	03/16/16	(85)
	USD	6,416	CZK	160,000	6,417	02/24/16	(1)
	USD	7,113	GBP	5,000	7,125	03/16/16	(12)
	USD	130,940	PLN	540,000	132,298	02/24/16	(1,359)
HSBC Bank PLC	USD	75,525	HUF	21,800,000	75,830	02/24/16	(304)
	USD	29,758	MXN	550,000	30,275	02/24/16	(517)
JPMorgan Chase Bank (London)	AUD	10,000	USD	7,079	7,070	02/24/16	(9)
	PLN	720,000	USD	181,795	176,330	03/16/16	(5,465)
	RUB	750,000	USD	10,323	9,818	03/16/16	(505)
	USD	13,078	COP	44,000,000	13,338	03/16/16	(260)
Morgan Stanley & Co. International PLC	CHF	10,000	USD	9,863	9,771	02/24/16	(92)
	CHF	10,000	USD	9,960	9,781	03/16/16	(179)
	CNY	10,000	USD	1,515	1,508	03/16/16	(7)
	GBP	20,000	USD	28,522	28,499	02/24/16	(23)
	INR	500,000	USD	7,391	7,311	03/16/16	(80)
	JPY	2,420,000	USD	20,433	19,997	02/24/16	(436)
	KRW	10,460,000	USD	8,653	8,649	02/25/16	(4)
	KRW	10,000,000	USD	8,598	8,264	03/16/16	(334)
	RUB	12,250,000	USD	176,946	160,360	03/16/16	(16,586)
	SEK	1,575,000	USD	184,213	183,754	03/16/16	(458)
	TWD	300,000	USD	9,197	8,952	03/16/16	(245)
	USD	1,499	CNY	10,000	1,508	03/16/16	(10)
	USD	116,788	INR	8,000,000	116,982	03/16/16	(194)
	USD	16,390	JPY	2,000,000	16,539	03/16/16	(149)
	USD	142,948	NOK	1,250,000	143,948	02/24/16	(1,000)
	USD	166,915	RUB	14,000,000	183,269	03/16/16	(16,353)
	USD	8,882	TWD	300,000	8,952	03/16/16	(69)
	USD	65,361	ZAR	1,080,000	67,688	02/24/16	(2,327)
Royal Bank of Scotland PLC	AUD	20,000	USD	14,144	14,139	02/24/16	(5)
	NOK	60,000	USD	6,947	6,910	02/24/16	(38)
	USD	6,987	AUD	10,000	7,070	02/24/16	(82)
	USD	367,471	CAD	520,000	371,189	02/24/16	(3,718)
	USD	85,481	CZK	2,150,000	86,234	02/24/16	(753)
	USD	125,624	ILS	500,000	126,310	02/24/16	(685)
Societe Generale SA	INR	8,930,000	USD	131,319	131,023	02/25/16	(296)
	SEK	70,000	USD	8,236	8,160	02/24/16	(75)
	USD	2,510	ILS	10,000	2,526	02/24/16	(16)
	USD	132,885	MXN	2,450,000	134,861	02/24/16	(1,977)
	USD	53,360	PLN	220,000	53,899	02/24/16	(540)
	USD	216,982	SGD	310,000	217,512	02/24/16	(530)
	USD	289,887	TWD	9,720,000	290,168	02/25/16	(281)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust	CNY	2,460,000	USD	373,010	$372,991	02/25/16	$(19)
	CNY	20,000	USD	3,026	3,017	03/16/16	(10)
	TWD	340,000	USD	10,155	10,150	02/25/16	(5)
	USD	175,677	AUD	250,000	176,741	02/24/16	(1,064)
	USD	3,015	CNY	20,000	3,017	03/16/16	(1)
UBS AG (London)	INR	180,000	USD	2,646	2,641	02/25/16	(5)
	INR	32,500,000	USD	480,769	475,241	03/16/16	(5,528)
	JPY	12,240,000	USD	103,368	101,144	02/24/16	(2,223)
	NZD	200,000	USD	129,521	129,154	03/16/16	(367)
	USD	6,992	CAD	10,000	7,138	03/16/16	(146)
	USD	173,149	EUR	160,000	173,423	02/24/16	(274)

TOTAL							$(68,553)

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year U.S. Treasury Notes	4	March 2016	$518,313	$3,884
10 Year U.S. Treasury Notes	(5)	March 2016	(647,891)	(17,905)
2 Year German Euro-Schatz	6	March 2016	726,840	695
2 Year U.S. Treasury Notes	(3)	March 2016	(655,875)	(2,583)
3 Month Bank Bills	(2)	June 2016	(1,408,278)	5,393
3 Month Bank Bills	(1)	September 2016	(704,260)	2,613
3 Month Bank Bills	2	December 2016	1,408,658	(5,136)
3 Month Sterling Interest Rate	1	June 2016	177,115	141
3 Month Sterling Interest Rate	1	September 2016	177,133	123
3 Month Sterling Interest Rate	2	December 2016	354,159	1,012
3 Month Sterling Interest Rate	2	March 2017	353,909	1,083
3 Month Sterling Interest Rate	2	June 2017	353,553	1,012
3 Month Sterling Interest Rate	2	September 2017	353,233	1,012
3 Month Sterling Interest Rate	2	December 2017	352,912	1,030
3 Month Sterling Interest Rate	2	March 2018	352,663	495
5 Year U.S. Treasury Notes	(2)	March 2016	(241,344)	(4,438)
Brent Crude	(3)	February 2016	(107,970)	(12,196)
CAC40 Index	(1)	February 2016	(47,784)	15
Canada 10 Year Government Bonds	2	March 2016	203,926	1,538
Cocoa	5	March 2016	138,050	(25,718)
Coffee	(2)	March 2016	(87,263)	(3)
Copper	(2)	March 2016	(103,350)	(2,256)
Corn	(4)	March 2016	(74,400)	(3,187)
Cotton No.2	7	March 2016	213,955	(4,386)
Crude Oil	(4)	February 2016	(134,480)	(141)
Euro Stoxx 50 Index	29	March 2016	951,268	(54,581)
Euro Stoxx 50 Index	(3)	March 2016	(98,407)	5,769
Euro-Bobl	4	March 2016	573,846	5,634
Euro-Bund	3	March 2016	530,871	4,914
Eurodollars	(1)	June 2016	(248,313)	(152)
Eurodollars	(1)	June 2016	(246,278)	(1)
Eurodollars	4	September 2016	992,650	1,228
Eurodollars	4	December 2016	991,850	1,691
Eurodollars	4	March 2017	991,050	1,716
Eurodollars	4	June 2017	990,050	2,391
Eurodollars	3	September 2017	741,825	2,431
Eurodollars	3	December 2017	741,075	2,356
Eurodollars	(31)	December 2017	(7,657,775)	(39,209)
Eurodollars	3	March 2018	740,438	881
FTSE 100 Index	(1)	March 2016	(85,594)	(329)
IBEX 35 Index	(1)	February 2016	(94,989)	2,516
iShares MSCI Taiwan ETF	10	February 2016	295,500	15,655
Kospi 200	(1)	March 2016	(96,880)	2,164
Lead	4	February 2016	172,250	(841)
Lead	(4)	February 2016	(172,250)	(6,859)
Lead	3	March 2016	129,075	6,049
Lead	(1)	March 2016	(43,025)	(2,752)
Lean Hogs	1	April 2016	28,280	1,447

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts: (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Live Cattle	1	April 2016	$53,600	$(503)
Low Sulphur Gas Oil	(3)	March 2016	(93,600)	(7,031)
Mini MSCI Emerging Market	(13)	March 2016	(1,041,040)	41,470
Natural Gas	(1)	February 2016	(22,980)	(1,593)
Nickel	2	February 2016	103,104	1,603
Nickel	(2)	February 2016	(103,104)	1,693
Nickel	(2)	March 2016	(103,260)	(1,625)
NY Harbor ULSD	(2)	February 2016	(90,611)	(434)
Primary Aluminum	6	February 2016	228,113	3,798
Primary Aluminum	(6)	February 2016	(228,113)	(4,139)
Primary Aluminum	2	March 2016	75,788	1,570
Primary Aluminum	(5)	March 2016	(189,469)	(3,187)
Russell 2000 Mini Index	3	March 2016	309,420	(33,246)
Russell 2000 Mini Index	(1)	March 2016	(103,140)	10,348
S&P 400 Emini Index	(1)	March 2016	(131,480)	978
S&P 500 E-Mini Index	(22)	March 2016	(2,123,110)	48,329
S&P Toronto Stock Exchange 60 Index	(1)	March 2016	(107,474)	(2)
SGX Nifty 50 Index	20	February 2016	302,040	2,948
Soybean	(1)	March 2016	(44,113)	(3)
Sugar No.11	5	February 2016	73,584	(9,748)
Topix Index	(1)	March 2016	(118,862)	(6,487)
U.K. Long Gilt	1	March 2016	171,444	3,062
U.S. Long Bonds	4	March 2016	644,125	20,437
Wheat	3	March 2016	71,888	653
Wheat	(5)	March 2016	(118,000)	(1,516)
Zinc	2	February 2016	81,325	3,245
Zinc	(2)	February 2016	(81,325)	(4,930)
Zinc	2	March 2016	81,100	3,995
Zinc	(3)	March 2016	(121,650)	(9,985)

TOTAL				$(46,085)

WRITTEN OPTIONS CONTRACTS — For the period ended January 31, 2016 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Barclays Bank PLC	Put - S&P 500 Index	12	02/29/16	$1,880	$(26,400)
	Call - S&P 500 Index	12	02/29/16	1,988	(16,908)
Deutsche Bank AG (London)	Put -S&P 500 Index	3	04/21/16	1,849	(12,505)
	Call - S&P 500 Index	6	04/21/16	1,990	(22,266)
Morgan Stanley Capital Services, Inc.	Call - EQA USO	28	04/21/16	12	(7,796)
UBS AG (London)	Put - S&P 500 Index	9	01/29/16	1,994	(48,256)
	Call - S&P 500 Index	9	01/29/16	2,084	—
	Call - S&P 500 Index	1	02/09/16	1,903	(4,572)

TOTAL (Premium Received $115,588)					$(138,703)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended January 31, 2016, the Fund had the following written options activities:

OPTIONS ON EQUITY CONTRACTS

	Contracts	Premiums Received

Contracts Outstanding October 31,2015	148	$70,913

Contracts Written	98	146,108
Contracts Bought to Close	(62)	(2,754)
Contracts Expired	(104)	(98,679)

Contracts Outstanding January 31,2016	80	$115,588

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$23,908,937

Gross unrealized gain	248,704

Gross unrealized loss	(1,068,515)

Net unrealized security loss	$(819,811)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 37.0%
Beverages – 1.0%
26	Brown-Forman Corp. Class B	$ 2,544
56	Coca-Cola Enterprises, Inc.	2,599
42	Constellation Brands, Inc. Class A	6,404
51	Dr. Pepper Snapple Group, Inc.	4,786
40	Molson Coors Brewing Co. Class B	3,619
38	Monster Beverage Corp.*	5,131
350	PepsiCo., Inc.	34,755
3	The Boston Beer Co., Inc. Class A*	538
928	The Coca-Cola Co.	39,830

		100,206

Biotechnology – 1.1%
310	AbbVie, Inc.	17,019
43	Alexion Pharmaceuticals, Inc.*	6,275
138	Amgen, Inc.	21,077
98	Baxalta, Inc.	3,921
41	Biogen, Inc.*	11,195
151	Celgene Corp.*	15,148
266	Gilead Sciences, Inc.	22,078
5	Ligand Pharmaceuticals, Inc.*	500
15	Regeneron Pharmaceuticals, Inc.*	6,301
9	United Therapeutics Corp.*	1,109
46	Vertex Pharmaceuticals, Inc.*	4,175

		108,798

Chemicals – 2.9%
23	A. Schulman, Inc.	582
138	Air Products & Chemicals, Inc.	17,486
47	Airgas, Inc.	6,580
79	Albemarle Corp.	4,159
47	Ashland, Inc.	4,454
26	Balchem Corp.	1,460
41	Cabot Corp.	1,654
56	Calgon Carbon Corp.	907
165	CF Industries Holdings, Inc.	4,950
636	E.I. du Pont de Nemours & Co.	33,555
102	Eastman Chemical Co.	6,243
189	Ecolab, Inc.	20,387
39	Flotek Industries, Inc.*	261
95	FMC Corp.	3,393
42	H.B. Fuller Co.	1,563
22	Innophos Holdings, Inc.	588
20	Innospec, Inc.	997
54	International Flavors & Fragrances, Inc.	6,316
28	Koppers Holdings, Inc.*	474
24	Kraton Performance Polymers, Inc.*	352
265	LyondellBasell Industries NV Class A	20,662
29	Minerals Technologies, Inc.	1,189
328	Monsanto Co.	29,717
8	NewMarket Corp.	3,034

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
157	Olin Corp.	$ 2,660
73	PolyOne Corp.	1,975
203	PPG Industries, Inc.	19,309
199	Praxair, Inc.	19,900
12	Quaker Chemical Corp.	900
107	RPM International, Inc.	4,200
40	Sensient Technologies Corp.	2,387
18	Stepan Co.	809
116	The Chemours Co.	457
841	The Dow Chemical Co.	35,322
241	The Mosaic Co.	5,808
31	The Scotts Miracle-Gro Co. Class A	2,129
56	The Sherwin-Williams Co.	14,318
46	The Valspar Corp.	3,603

		284,740

Construction Materials – 0.2%
32	Eagle Materials, Inc.	1,713
62	Headwaters, Inc.*	990
48	Martin Marietta Materials, Inc.	6,028
95	Vulcan Materials Co.	8,379

		17,110

Containers & Packaging – 0.5%
42	AptarGroup, Inc.	3,062
62	Avery Dennison Corp.	3,775
95	Ball Corp.	6,349
66	Bemis Co., Inc.	3,159
36	Greif, Inc. Class A	952
323	International Paper Co.	11,050
111	Owens-Illinois, Inc.*	1,436
68	Packaging Corp. of America	3,456
151	Sealed Air Corp.	6,120
35	Silgan Holdings, Inc.	1,851
68	Sonoco Products Co.	2,687
190	WestRock Co.	6,703

		50,600

Energy Equipment & Services – 0.6%
132	Baker Hughes, Inc.	5,743
13	Bristow Group, Inc.	302
55	Cameron International Corp.*	3,611
30	Diamond Offshore Drilling, Inc.	558
14	Dril-Quip, Inc.*	821
53	Ensco PLC Class A	518
62	FMC Technologies, Inc.*	1,559
257	Halliburton Co.	8,170
43	Helmerich & Payne, Inc.	2,184
98	Nabors Industries Ltd.	721
97	National Oilwell Varco, Inc.	3,156
64	Noble Corp. PLC	499
30	Oceaneering International, Inc.	1,016
16	Oil States International, Inc.*	452
36	Patterson-UTI Energy, Inc.	518
65	Rowan Cos. PLC Class A	822
374	Schlumberger Ltd.	27,029
43	Superior Energy Services, Inc.	443
89	Tidewater, Inc.	473
92	Transocean Ltd.	$959
41	Unit Corp.*	428

		59,982

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.1%
11	Casey’s General Stores, Inc.	$ 1,328
108	Costco Wholesale Corp.	16,321
267	CVS Health Corp.	25,789
73	Safeway Casa Ley	74
73	Safeway PDC LLC	4
52	SUPERVALU, Inc.*	237
125	Sysco Corp.	4,976
242	The Kroger Co.	9,392
15	United Natural Foods, Inc.*	525
373	Wal-Mart Stores, Inc.	24,752
212	Walgreens Boots Alliance, Inc.	16,901
86	Whole Foods Market, Inc.	2,521

		102,820

Food Products – 0.9%
150	Archer-Daniels-Midland Co.	5,302
7	Cal-Maine Foods, Inc.	353
50	Campbell Soup Co.	2,821
105	ConAgra Foods, Inc.	4,372
35	Darling Ingredients, Inc.*	315
45	Flowers Foods, Inc.	924
147	General Mills, Inc.	8,307
34	Hormel Foods Corp.	2,734
18	Ingredion, Inc.	1,813
61	Kellogg Co.	4,480
29	Keurig Green Mountain, Inc.	2,588
9	Lancaster Colony Corp.	915
31	McCormick & Co., Inc.	2,727
52	Mead Johnson Nutrition Co.	3,769
386	Mondelez International, Inc. Class A	16,637
14	Post Holdings, Inc.*	819
8	Sanderson Farms, Inc.	650
13	Snyder’s-Lance, Inc.	410
26	The Hain Celestial Group, Inc.*	946
34	The Hershey Co.	2,996
22	The J.M. Smucker Co.	2,823
143	The Kraft Heinz Co.	11,163
15	TreeHouse Foods, Inc.*	1,190
72	Tyson Foods, Inc. Class A	3,842
42	WhiteWave Foods Co. Class A*	1,586

		84,482

Health Care Equipment & Supplies – 0.9%
294	Abbott Laboratories	11,128
8	ABIOMED, Inc.*	683
16	Align Technology, Inc.*	1,058
98	Baxter International, Inc.	3,587
37	Becton Dickinson & Co.	5,379
278	Boston Scientific Corp.*	4,873
15	C.R. Bard, Inc.	2,749
6	Cantel Medical Corp.	356
30	DENTSPLY International, Inc.	1,767
46	Edwards Lifesciences Corp.*	3,598
11	Haemonetics Corp.*	348
12	Halyard Health, Inc.*	297

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
13	Hill-Rom Holdings, Inc.	$ 635
53	Hologic, Inc.*	1,799
20	IDEXX Laboratories, Inc.*	1,403
7	Intuitive Surgical, Inc.*	3,786
265	Medtronic PLC	20,119
12	NuVasive, Inc.*	553
23	ResMed, Inc.	1,304
9	Sirona Dental Systems, Inc.*	957
53	St. Jude Medical, Inc.	2,801
16	STERIS PLC	1,108
58	Stryker Corp.	5,751
8	Teleflex, Inc.	1,085
11	The Cooper Cos., Inc.	1,443
24	Varian Medical Systems, Inc.*	1,851
22	West Pharmaceutical Services, Inc.	1,259
30	Zimmer Biomet Holdings, Inc.	2,978

		84,655

Health Care Providers & Services – 1.0%
70	Aetna, Inc.	7,129
38	AmerisourceBergen Corp.	3,403
13	Amsurg Corp.*	951
50	Anthem, Inc.	6,525
318	Brookdale Senior Living, Inc.*	5,177
57	Cardinal Health, Inc.	4,638
20	Centene Corp.*	1,241
46	CIGNA Corp.	6,146
28	Community Health Systems, Inc.*	601
32	DaVita HealthCare Partners, Inc.*	2,148
129	Express Scripts Holding Co.*	9,271
58	HCA Holdings, Inc.*	4,036
17	Health Net, Inc.*	1,126
17	Henry Schein, Inc.*	2,574
30	Humana, Inc.	4,884
19	Laboratory Corp. of America Holdings*	2,135
10	LifePoint Health, Inc.*	698
44	McKesson Corp.	7,083
22	MEDNAX, Inc.*	1,528
9	Molina Healthcare, Inc.*	494
20	Owens & Minor, Inc.	693
18	Patterson Cos., Inc.	764
32	Quest Diagnostics, Inc.	2,101
24	Tenet Healthcare Corp.*	651
178	UnitedHealth Group, Inc.	20,499
18	Universal Health Services, Inc. Class B	2,028
20	VCA, Inc.*	1,025
11	WellCare Health Plans, Inc.*	836

		100,385

Health Care Technology* – 0.0%
49	Allscripts Healthcare Solutions, Inc.	675
59	Cerner Corp.	3,423
14	Medidata Solutions, Inc.	598

		4,696

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 0.0%
153	Toll Brothers, Inc.	$ 4,226

Household Products – 0.9%
28	Church & Dwight Co., Inc.	2,352
215	Colgate-Palmolive Co.	14,519
19	Energizer Holdings, Inc.	609
88	Kimberly-Clark Corp.	11,301
33	The Clorox Co.	4,258
649	The Procter & Gamble Co.	53,017

		86,056

Life Sciences Tools & Services – 0.2%
75	Agilent Technologies, Inc.	2,824
7	Bio-Techne Corp.	579
11	Charles River Laboratories International, Inc.*	817
27	Illumina, Inc.*	4,265
6	Mettler-Toledo International, Inc.*	1,877
16	PAREXEL International Corp.*	1,023
26	PerkinElmer, Inc.	1,256
73	Thermo Fisher Scientific, Inc.	9,640
16	Waters Corp.*	1,939

		24,220

Metals & Mining – 0.5%
918	Alcoa, Inc.	6,692
83	Allegheny Technologies, Inc.	779
39	Carpenter Technology Corp.	1,083
102	Commercial Metals Co.	1,420
24	Compass Minerals International, Inc.	1,796
942	Freeport-McMoRan, Inc.	4,333
10	Kaiser Aluminum Corp.	777
12	Materion Corp.	294
374	Newmont Mining Corp.	7,465
243	Nucor Corp.	9,494
53	Reliance Steel & Aluminum Co.	3,018
46	Royal Gold, Inc.	1,370
177	Steel Dynamics, Inc.	3,248
92	Stillwater Mining Co.*	603
108	United States Steel Corp.	756
45	Worthington Industries, Inc.	1,377

		44,505

Oil, Gas & Consumable Fuels – 13.5%
161	Anadarko Petroleum Corp.	6,293
1,749	Antero Midstream Partners LP	34,735
109	Apache Corp.	4,637
1,075	Buckeye Partners LP	62,608
106	Cabot Oil & Gas Corp.	2,200
14	Carrizo Oil & Gas, Inc.*	380
132	Chesapeake Energy Corp.	447
566	Chevron Corp.	48,942
26	Cimarex Energy Co.	2,418
92	Columbia Pipeline Group, Inc.	1,707
384	ConocoPhillips	15,007
62	CONSOL Energy, Inc.	492

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
390	Denbury Resources, Inc.	$ 608
113	Devon Energy Corp.	3,153
38	Energen Corp.	1,340
3,300	Energy Transfer Equity LP	28,644
1,900	Energy Transfer Partners LP	56,506
6,000	Enterprise Products Partners LP	143,460
168	EOG Resources, Inc.	11,931
40	EQT Corp.	2,470
1,800	EQT GP Holdings LP	38,880
1,250	EQT Midstream Partners LP	85,087
1,236	Exxon Mobil Corp.	96,223
1,250	Genesis Energy LP	35,525
20	Gulfport Energy Corp.*	591
71	Hess Corp.	3,018
54	HollyFrontier Corp.	1,888
559	Kinder Morgan, Inc.	9,196
1,650	Magellan Midstream Partners LP	105,979
193	Marathon Oil Corp.	1,878
148	Marathon Petroleum Corp.	6,185
2,400	MPLX LP	73,848
39	Murphy Oil Corp.	765
57	Newfield Exploration Co.*	1,657
150	Noble Energy, Inc.	4,856
227	Occidental Petroleum Corp.	15,624
53	ONEOK, Inc.	1,320
13	PDC Energy, Inc.*	739
142	Phillips 66	11,381
1,025	Phillips 66 Partners LP	58,097
41	Pioneer Natural Resources Co.	5,082
1,243	Plains All American Pipeline LP	26,240
60	QEP Resources, Inc.	769
41	Range Resources Corp.	1,212
1,163	Shell Midstream Partners LP	41,356
22	SM Energy Co.	308
90	Southwestern Energy Co.*	800
182	Spectra Energy Corp.	4,996
80	Stone Energy Corp.*	246
2,650	Sunoco Logistics Partners LP	59,016
1,450	Targa Resources Corp.	32,582
33	Tesoro Corp.	2,879
1,650	Tesoro Logistics LP	73,145
914	The Williams Cos., Inc.	17,640
135	Valero Energy Corp.	9,162
1,000	Valero Energy Partners LP	44,380
17	Western Refining, Inc.	559
743	Williams Partners LP	16,361
24	World Fuel Services Corp.	935
83	WPX Energy, Inc.*	450

		1,318,833

Paper & Forest Products – 0.1%
30	Boise Cascade Co.*	620
18	Clearwater Paper Corp.*	705
6	Deltic Timber Corp.	330
48	Domtar Corp.	1,548
58	KapStone Paper and Packaging Corp.	857
96	Louisiana-Pacific Corp.*	1,509
10	Neenah Paper, Inc.	604
41	PH Glatfelter Co.	605
24	Schweitzer-Mauduit International, Inc.	1,008

		7,786

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.1%
122	Avon Products, Inc.	$ 414
19	Edgewell Personal Care Co.	1,406
57	The Estee Lauder Cos., Inc. Class A	4,859

		6,679

Pharmaceuticals – 1.9%
16	Akorn, Inc.*	416
74	Allergan PLC*	21,048
306	Bristol-Myers Squibb Co.	19,021
25	Catalent, Inc.*	588
184	Eli Lilly & Co.	14,554
37	Endo International PLC*	2,052
16	Impax Laboratories, Inc.*	599
497	Johnson & Johnson	51,907
24	Mallinckrodt PLC*	1,394
506	Merck & Co., Inc.	25,639
78	Mylan NV*	4,110
39	Nektar Therapeutics*	532
27	Perrigo Co. PLC	3,904
1,153	Pfizer, Inc.	35,155
11	Prestige Brands Holdings, Inc.*	513
17	The Medicines Co.*	588
94	Zoetis, Inc.	4,047

		186,067

Real Estate Investment Trusts – 8.9%
605	Acadia Realty Trust	20,631
169	Alexandria Real Estate Equities, Inc.	13,381
161	American Tower Corp.	15,189
337	AvalonBay Communities, Inc.	57,792
388	Boston Properties, Inc.	45,089
1,361	Brixmor Property Group, Inc.	36,230
332	Care Capital Properties, Inc.	9,940
1,117	Chesapeake Lodging Trust	28,059
745	Corporate Office Properties Trust	16,614
742	CyrusOne, Inc.	27,343
1,587	DDR Corp.	27,154
257	Equity Residential	19,812
217	Federal Realty Investment Trust	32,730
157	General Growth Properties, Inc.	4,402
525	HCP, Inc.	18,869
375	Highwoods Properties, Inc.	15,859
439	Liberty Property Trust	12,871
399	Mid-America Apartment Communities, Inc.	37,434
799	Parkway Properties, Inc.	10,763
623	Pebblebrook Hotel Trust	15,214
534	Post Properties, Inc.	30,593
637	ProLogis, Inc.	25,142
166	PS Business Parks, Inc.	14,372
281	Public Storage	71,250
1,282	RLJ Lodging Trust	23,448

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
515	Simon Property Group, Inc.	$ 95,934
250	Sovran Self Storage, Inc.	28,170
769	Ventas, Inc.	42,541
529	Vornado Realty Trust	46,795
399	Welltower, Inc.	24,826
793	WP Glimcher, Inc.	7,200

		875,647

Tobacco – 0.7%
468	Altria Group, Inc.	28,599
368	Philip Morris International, Inc.	33,124
203	Reynolds American, Inc.	10,140
15	Universal Corp.	821

		72,684

TOTAL COMMON STOCKS (Cost $3,770,259)		$3,625,177

Exchange Traded Funds – 3.1%
5,898	iShares Global Infrastructure ETF	211,797
2,586	PowerShares DB Gold Fund*	94,337

TOTAL EXCHANGE TRADED FUNDS (Cost $317,117)		$ 306,134

Shares	Distribution Rate	Value
Investment Companies(a) – 51.7%
Goldman Sachs Commodity Strategy Fund - Institutional Shares
66,745	N/A	$ 673,454
Goldman Sachs Inflation Protected Securities Fund - Institutional Shares
343,933	N/A	3,525,316
Goldman Sachs Local Emerging Markets Debt Fund - Institutional Shares
—	N/A	3
Goldman Sachs Strategic Income Fund - Institutional Shares
91,265	N/A	861,542

TOTAL INVESTMENT COMPANIES (Cost $5,908,153)		$5,060,315

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 6.1%
Repurchase Agreements – 6.1%
Joint Repurchase Agreement Account II
$600,000	0.350%	02/01/16	$ 600,000
(Cost $600,000)

TOTAL INVESTMENTS – 97.9% (Cost $10,595,529)			$9,591,626

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			202,067

NET ASSETS – 100.0%			$9,793,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	IDR	90,000,000	USD	6,429	$6,525	03/16/16	$96
	USD	3,019	CNY	20,000	3,017	03/16/16	2
	USD	8,354	KRW	10,000,000	8,264	03/16/16	90
	USD	43,799	SEK	375,000	43,751	03/16/16	48
BNP Paribas SA	USD	91,799	TWD	3,000,000	89,517	03/16/16	2,283
Deutsche Bank AG	USD	40,288	CHF	40,000	39,124	03/16/16	1,164
	USD	44,657	GBP	30,000	42,751	03/16/16	1,906
	USD	7,426	INR	500,000	7,311	03/16/16	114
JPMorgan Securities, Inc.	COP	154,000,000	USD	46,442	46,681	03/16/16	240
	USD	9,931	CHF	10,000	9,781	03/16/16	150
	USD	42,202	JPY	5,000,000	41,347	03/16/16	856
Morgan Stanley & Co.	CAD	60,000	USD	42,398	42,830	03/16/16	432
	USD	51,167	AUD	70,000	49,433	03/16/16	1,734
	USD	60,701	CHF	60,000	58,685	03/16/16	2,015
	USD	92,169	CNY	600,000	90,497	03/16/16	1,672
	USD	6,920	COP	22,000,000	6,669	03/16/16	251
	USD	84,348	JPY	10,000,000	82,694	03/16/16	1,654
	USD	78,549	NZD	120,000	77,492	03/16/16	1,057
Royal Bank of Scotland PLC	TWD	1,200,000	USD	35,582	35,807	03/16/16	225
Standard Chartered Bank	USD	41,693	COP	132,000,000	40,013	03/16/16	1,680
UBS AG (London)	CNY	20,000	USD	2,994	3,017	03/16/16	23
	GBP	30,000	USD	42,737	42,751	03/16/16	13
	IDR	630,000,000	USD	44,586	45,675	03/16/16	1,089
	JPY	12,000,000	USD	98,071	99,232	03/16/16	1,161
	USD	36,663	INR	2,500,000	36,557	03/16/16	105
	USD	8,467	JPY	1,000,000	8,269	03/16/16	198
	USD	34,442	KRW	40,000,000	33,057	03/16/16	1,386

TOTAL							$21,644

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	USD	40,423	RUB	3,250,000	$42,544	03/16/16	$(2,122)
Barclays Bank PLC	INR	500,000	USD	7,328	7,311	03/16/16	(17)
	RUB	250,000	USD	3,294	3,273	03/16/16	(21)
	USD	8,937	TWD	300,000	8,952	03/16/16	(15)
Deutsche Bank AG	AUD	10,000	USD	7,086	7,062	03/16/16	(24)
	CNY	10,000	USD	1,512	1,508	03/16/16	(3)
	PLN	180,000	USD	45,218	44,082	03/16/16	(1,136)
	RUB	250,000	USD	3,441	3,273	03/16/16	(169)
	SEK	375,000	USD	43,913	43,751	03/16/16	(162)
	USD	8,158	JPY	1,000,000	8,269	03/16/16	(111)
Morgan Stanley & Co.	RUB	3,000,000	USD	43,334	39,272	03/16/16	(4,062)
	SEK	375,000	USD	43,822	43,751	03/16/16	(71)
	USD	43,274	EUR	40,000	43,384	03/16/16	(110)
	USD	3,169	RUB	250,000	3,273	03/16/16	(104)
Royal Bank of Scotland PLC	KRW	10,000,000	USD	8,285	8,264	03/16/16	(21)
	USD	6,410	IDR	90,000,000	6,525	03/16/16	(115)
UBS AG (London)	CHF	10,000	USD	9,972	9,781	03/16/16	(191)
	CNY	20,000	USD	3,017	3,017	03/16/16	—
	INR	8,500,000	USD	125,740	124,294	03/16/16	(1,445)
	NZD	50,000	USD	32,329	32,288	03/16/16	(40)

TOTAL							$(9,939)

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(11)	December 2017	$(2,717,275)	$(45,554)
Euro Stoxx 50 Index	13	March 2016	426,430	(24,167)
S&P 500 E-Mini Index	4	March 2016	386,020	(22,147)
10 Year U.S Treasury Notes	(17)	March 2016	(2,202,828)	(59,006)

TOTAL				$(150,874)

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,526,408

Gross unrealized gain	403,960
Gross unrealized loss	(1,338,742)

Net unrealized security loss	$(934,782)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Absolute Return Multi-Asset Fund — The Cayman Commodity— ARM, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Absolute Return Multi-Asset Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 2, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any windingup or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2016, the Fund’s net assets were $24,437,073, of which, $5,104,311, or 21%, represented the Subsidiary’s net assets.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements .An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2016:

ABSOLUTE RETURN MULTI-ASSET FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$252,847	$—
Europe	—	719,128	—
North America	1,226,849	—	—
Investment Companies	20,393,927	—	—
Total	$21,620,776	$971,975	$—

Derivative Type
Assets
Options Purchased	$401,781	$94,594	$—
Forward Foreign Currency Exchange Contracts(b)	—	112,202	—
Futures Contracts(b)	221,017	—	—
Total	$622,798	$206,796	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(68,553)	$—
Futures Contracts(b)	(267,102)	—	—
Written Options Contracts	—	(138,703)	—
Total	$(267,102)	$(207,256)	$—

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-ASSET REAL RETURN FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$3,595,940	$78	$—
Europe	29,159	—	—
Exchange Traded Funds(a)
North America	306,134	—	—
Investment Companies	5,060,315	—	—
Short-term Investments	—	600,000	—
Total	$8,991,548	$600,078	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$21,644	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(9,939)	$—
Futures Contracts	(150,874)	—	—
Total	$(150,874)	$(9,939)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilized fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2016, the Multi-Asset Real Return Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi Asset Real Return Fund	$600,000	$600,006	$613,268

REPURCHASE AGREEMENTS — At January 31, 2016, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Multi Asset Real Return Fund
BNP Paribas Securities Co.	0.370%	$159,245
Citigroup Global Markets, Inc.	0.350	126,806
Merrill Lynch & Co., Inc.	0.350	163,551
Merrill Lynch & Co., Inc.	0.330	150,398
TOTAL		$600,000

At January 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.000%	06/01/19 to 10/01/45
Federal National Mortgage Association	2.500 to 7.500	04/01/26 to 11/01/44
Government National Mortgage Association	3.000 to 6.000	02/15/29 to 08/15/45
U.S. Treasury Note	2.250	11/15/25

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Tax Risk — The Absolute Return Multi-Asset Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, Absolute Return Multi-Asset Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.